Subsequent Events (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands	Apr. 02, 2021	Mar. 05, 2021	Feb. 18, 2021	Jan. 28, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Security Purchase Agreement [Member] | Convertible Promissory Note [Member] | Initial Tranche [Member]
Debt instrument, face value		$ 1,210
Security Purchase Agreement [Member] | Convertible Promissory Note [Member] | One Tranche [Member]
Debt instrument, face value		1,200
Security Purchase Agreement [Member] | Convertible Promissory Note [Member] | Two Tranche [Member]
Debt instrument, face value		1,200
Security Purchase Agreement [Member] | Convertible Promissory Note [Member] | Three Tranche [Member]
Debt instrument, face value		1,200
Security Purchase Agreement [Member] | Convertible Promissory Note [Member] | Four Tranche [Member]
Debt instrument, face value		1,200
Security Purchase Agreement [Member] | Convertible Promissory Note [Member] | FiveTranche [Member]
Debt instrument, face value		1,200
Security Purchase Agreement [Member] | Convertible Promissory Note [Member] | Six Tranche [Member]
Debt instrument, face value		6,000
Series C Convertible Preferred Stock [Member]
Preferred stock, shares issued					0	115	115
Preferred stock, shares outstanding					0	115	115
Chicago Venture Partners L.P., a Utah limited partnership, and Uptown Capital LLC[Member]
Number of common shares issued				2,597,403
Subsequent Event [Member]
Gail loss from SBA of PPP loan forgiveness	$ 108
Subsequent Event [Member] | Security Purchase Agreement [Member] | Convertible Promissory Note [Member]
Debt instrument, face value		$ 13,210
Debt conversion price, percentage		70.00%
Debt instrument conversion price		$ 0.04
Debt instrument, interest rate		8.00%
Debt instrument maturity period		12 months
Debt consideration amount		$ 1,000
Subsequent Event [Member] | Security Purchase Agreement [Member] | Convertible Promissory Note [Member] | Initial Tranche [Member]
Debt instrument, face value		1,210
Subsequent Event [Member] | Security Purchase Agreement [Member] | Convertible Promissory Note [Member] | One Tranche [Member]
Debt instrument, face value		1,200
Subsequent Event [Member] | Security Purchase Agreement [Member] | Convertible Promissory Note [Member] | Two Tranche [Member]
Debt instrument, face value		1,200
Subsequent Event [Member] | Security Purchase Agreement [Member] | Convertible Promissory Note [Member] | Three Tranche [Member]
Debt instrument, face value		1,200
Subsequent Event [Member] | Security Purchase Agreement [Member] | Convertible Promissory Note [Member] | Four Tranche [Member]
Debt instrument, face value		1,200
Subsequent Event [Member] | Security Purchase Agreement [Member] | Convertible Promissory Note [Member] | FiveTranche [Member]
Debt instrument, face value		1,200
Subsequent Event [Member] | Security Purchase Agreement [Member] | Convertible Promissory Note [Member] | Six Tranche [Member]
Debt instrument, face value		$ 6,000
Subsequent Event [Member] | Series C Convertible Preferred Stock [Member]
Conversion of preferred stock			a Utah limited liability company, in connection with the conversion of 10 and 105 shares of the Company's Series C Convertible Preferred Stock (the "Series C Preferred").	a Utah limited liability company, in connection with the conversion of 10 and 105 shares of the Company's Series C Convertible Preferred Stock (the "Series C Preferred").
Preferred stock, shares issued
Preferred stock, shares outstanding
Subsequent Event [Member] | Chicago Venture Partners L.P., a Utah limited partnership, and Uptown Capital LLC[Member]
Number of common shares issued			27,272,727